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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21483
                                   ---------------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  401 West Main Street, Suite 2100        Louisville, Kentucky          40202
--------------------------------------------------------------------------------
             (Address of principal executive offices)                 (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 379-6980
                                                    ----------------------------

Date of fiscal year end:        February 28, 2009
                            ----------------------------

Date of reporting period:       August 31, 2008
                            ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================

                                 VERACITY FUNDS

                          VERACITY SMALL CAP VALUE FUND


                               SEMI-ANNUAL REPORT
                                 August 31, 2008
                                   (Unaudited)


       INVESTMENT ADVISOR                                   ADMINISTRATOR
       ------------------                                   -------------
INTEGRITY ASSET MANAGEMENT, LLC                      ULTIMUS FUND SOLUTIONS, LLC
401 West Main Street, Suite 2100                            P.O. Box 46707
   Louisville, Kentucky 40202                        Cincinnati, Ohio 45246-0707
                                                            1-866-896-9292


================================================================================

                         INTEGRITY ASSET MANAGEMENT, LLC

Dear Fellow Investors,                                          October 28, 2008

The Veracity Small Cap Value Fund - Class R was down 8.91% YTD as of August 31, 2008, underperforming the Russell 2000 Value Index by 226 basis points. Financials, Energy and Materials have been weak spots, while Health Care, Autos & Transportation and Consumer Staples added to performance.

Although we have been underweight Financials for the year, stock selection has been a negative contributor to performance as the sub-prime crisis has spread. This has led to a credit crunch that has impacted a number of our holdings, especially S&L's and REITs.

Our belief that commodity prices have run too far, too fast and the view that foreign economies would de-couple from the fortunes of the U.S., led us to reduce our exposure to global cyclicals. Unfortunately, we were too early. Our underweight to these global cyclical groups (Energy and Materials) have contributed to our underperformance on a year-to-date basis.

In Healthcare, we had a number of names contribute positively to performance. Our stock picking in Autos & Transportation was also a positive. Additionally, the Fund has benefited from a couple of announced takeovers within Consumer Staples.

In recent weeks, as commodity prices corrected, we reduced our underweight in Autos and Transportation. We also increased our exposure to names that would benefit from a fall-off in energy prices, namely airlines and trucking companies. In Consumer Discretionary, we reduced our underweight as we saw value in several stocks. The weights in Consumer Staples and Health Care have come down. We have seen some bounce in Financials and added to our positions there during the past couple of months. However, we did opportunistically trim some profits as several names spiked on huge short covering rallies. At the moment, we plan to be content to wait and sift through earnings reports which should be lackluster. In Technology, we trimmed some positions. We did not change our sector weight significantly in Materials and Processing, however, our stock selection and underweight in the group has led to recent relative outperformance.

Looking forward, there is no question that market sentiment is poor. The credit crisis continues and is expanding beyond our borders. Washington Mutual (WM) is gone. Lehman Brothers (LEH) is gone. AIG (AIG) almost went under. The takeout of Bear Stearns at $10 a share does not look so bad anymore. Goldman Sachs (GS) and Morgan Stanley (MS) are becoming banks. Merrill (MER), watching their competitors fall, ran to the safety of Bank of America (BAC). The market does not care about the concepts of franchise or valuation. Wachovia's (WB) banking operation, arguably the best retail bank franchise in the country, is apparently now worth only a dollar a share. It could be found on a McDonald's value menu. Now when a bank is rumored to be in takeover talks, the stock price goes down, not up. A recent USA Today/Gallup poll showed that 33% of Americans think we are in a depression. A CNN poll showed that 60% think a depression is likely, and another USA Today/Gallup poll showed that 45% are worried about the safety of their bank deposits.

If someone had told you that all of this was going to happen at the beginning of the third quarter, would you have rushed out and bought small cap financials? Not likely. Who would have imagined that, not only would they outperform, but that they would be up 18% for the quarter? We certainly would not have, but we find it very interesting. If all of this would have happened twelve months ago, we think the result would have been much different. Certainly the short sale ban was a positive, but it was a positive for all Financials not just small caps. What it says to us is that the market is now willing, despite all of the gloom and doom listed above, to distinguish between groups of banks. This is one positive that we have seen in the market, but there are many others. Most of the positive developments have been government led, such as the effective nationalization of Fannie Mae and Freddie Mac, the passage of the $700 billion TARP (don't call it a bailout) and the Federal Reserve's intention to invest in commercial paper. These moves should help to stabilize asset prices and help to ease liquidity constraints in the financial system. We have yet to see significant improvement in lending spreads (for the most part the opposite is true), but are hopeful that the groundwork has been laid.

According to Michael Goldstein at Empirical Research Partners, "The market is now discounting the worst profit downturn since the Great Depression (around 40%) for the earnings of non-financial companies, or double the post-WWII average." He also points out that, looking at the six most recent banking crises around the world, stock markets tend to bottom about a year after the crisis begins. That would suggest that if this crisis follows past patterns, the market should bottom some time in the fourth quarter. We concur with that view and are excited about the valuations being shown to us by the market. However, we are concerned near-term as we head into earnings season, particularly regarding managements' outlook statements. Most likely, companies saw sales decelerate at the end of the quarter and the current turmoil in financial markets makes it improbable for any comments even close to optimism. Looking at the markets' performance of late, this is not necessarily new news, but we think the current negative sentiment, combined with weakened fundamentals could send shares lower, possibly forming a market bottom in mid to late October.

We have seen some bounce in Financials. Ahead of earnings and until the short-sale ban expires, we are not comfortable declaring that the time has come to buy more. Should the stocks sell off either on earnings or if we get further good news on early-bucket delinquencies, we would likely add some weight to the sector.

Technology is one of the more surprising emerging value themes in the portfolio. Semiconductors, in particular, have reached valuations that seem absurd to us over the long-term. Granted, like all companies, results will be challenged near-term, but many Tech stocks are trading below book value, and we have done well in the past owning the stocks at these levels.

The consumer stocks look cheap, but face severe headwinds. If 60% of people really believe a depression is coming, they're not likely going to be doing too much discretionary spending. That said, at some point the group will be too attractive to pass up. We have not gotten there yet, but we are keeping a close eye on the sector.

The global cyclical trade has collapsed, and the stocks are starting to look cheap. Our concern is that, while the U.S. has been mired in this crisis for a year, the rest of the world is just waking up to it. We think a world-wide recession is likely, and that doesn't bode well for the global cyclicals and commodity prices. Furthermore, the credit crunch is having a negative impact on hedge funds, causing de-leveraging, keeping buyers on the sidelines and resulting in forced sales of these former high flyers. We think there is a lot more room to drop before valuations support the purchase of global cyclicals.

We are currently overweight Health Care and Utilities. As we feel more comfortable that we are getting closer to the market bottom, we will likely pare these weights back in favor some of the groups discussed above.

This has been a frustrating year in the market. The developments in recent months have been nothing short of astounding. It is important to keep some perspective, though. While the events of the last year have been challenging and certainly unusual, they are not completely unprecedented. The government actions to date have been reasonably swift and substantial. The Federal Reserve seems to understand the magnitude of the problem and the underlying issues involved. The easy thing to do as an investor is to fall in line with the media hype and market sentiment and conclude that all is lost and that it doesn't pay to invest today because of the uncertainty. Or, if you are going to invest, to buy staples and utilities. From a portfolio perspective, we are much less concerned today about further declines in the market than we are about a sharp market rebound. As we mentioned above, we have not seen credit spreads come in yet, but when they do, the market is likely to see a small cap, low quality rally that we are not yet positioned for. We will work to slowly push the portfolio in that direction, believing that much of the worst is behind us and that most of the bad news is priced into stocks today. The lyrics from the R.E.M. song seem appropriate for this quarter's developments - "It's the end of the world as we know it." While we may not yet "feel fine" as the song goes on to say, we do see this as the most significant opportunity to add alpha for our clients that we have had in a long time.

We appreciate your continued confidence in the Veracity Small Cap Value Fund.

Best regards,

/s/ Daniel G. Bandi                          /s/ Matthew G. Bevin

Daniel G. Bandi                              Matthew G. Bevin
Chief Investment Officer                     President - Veracity Funds
Vice President - Veracity Funds

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectuses contain this and other important information. To obtain a copy of the Fund's prospectus please call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Veracity Small Cap Value Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

--------------------------------------------------------------------------------
                         VERACITY SMALL CAP VALUE FUND
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                       AS OF AUGUST 31, 2008 (UNAUDITED)

                              [BAR CHART OMITTED]

                  Consumer Discretionary                  10.0%
                  Consumer Staples                         3.3%
                  Energy                                   4.4%
                  Financials                              32.2%
                  Health Care                              8.6%
                  Industrials                             10.4%
                  Information Technology                  14.6%
                  Materials                                4.2%
                  Telecommunications Services              1.5%
                  Utilities                                9.8%
                  Money Market Funds                       0.4%
--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS
                        AS OF AUGUST 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 % OF NET
COMPANY                                PRIMARY BUSINESS                                SECTOR CLASSIFICATION      ASSETS
-------------------------------------------------------------------------------------------------------------------------
Atmel Corp.                            Semiconductors & Semiconductor Equipment        Information Technology      1.9%
-------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                  Containers & Packaging                          Materials                   1.9%
-------------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp.             Gas Utilities                                   Utilities                   1.7%
-------------------------------------------------------------------------------------------------------------------------
Vectren Corp.                          Multi-Utilities                                 Utilities                   1.7%
-------------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc. (The)    Insurance                                       Financials                  1.7%
-------------------------------------------------------------------------------------------------------------------------
FirstMerit Corp.                       Commercial Banks                                Financials                  1.7%
-------------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The)                  Commercial Services & Supplies                  Industrials                 1.6%
-------------------------------------------------------------------------------------------------------------------------
Realty Income Corp.                    Real Estate Investment Trusts (REIT)            Financials                  1.5%
-------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.            Software                                        Information Technology      1.5%
-------------------------------------------------------------------------------------------------------------------------
STERIS Corp.                           Health Care Equipment & Supplies                Health Care                 1.5%
-------------------------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 99.0%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 10.0%
    40,104   AnnTaylor Stores Corp. (a)                            $    973,725
    84,436   Brown Shoe Co., Inc.                                     1,283,427
    50,470   Callaway Golf Co.                                          685,383
    39,600   CBRL Group, Inc.                                         1,023,264
    25,911   CEC Entertainment, Inc. (a)                                887,711
    66,933   Cinemark Holdings, Inc.                                    983,246
    89,394   Entercom Communications Corp.                              546,197
    33,640   Ethan Allen Interiors, Inc.                                912,990
    49,764   Jones Apparel Group, Inc.                                  988,313
    58,446   Media General, Inc. - Class A                              718,886
    26,852   Phillips-Van Heusen Corp.                                1,021,987
    41,800   RC2 Corp. (a)                                            1,052,106
    35,067   Ryland Group, Inc.                                         812,853
    96,949   Stage Stores, Inc.                                       1,543,428
    88,646   Standard Pacific Corp. (a)                                 283,667
                                                                   ------------
                                                                     13,717,183
                                                                   ------------
             CONSUMER STAPLES - 3.3%
    22,027   Fresh Del Monte Produce, Inc. (a)                          511,247
    49,845   Lance, Inc.                                              1,021,324
    22,021   Longs Drug Stores Corp.                                  1,577,805
    44,641   Ruddick Corp.                                            1,421,369
                                                                   ------------
                                                                      4,531,745
                                                                   ------------
             ENERGY - 4.4%
    53,711   BPZ Resources, Inc. (a)                                  1,058,107
    13,203   Carrizo Oil & Gas, Inc. (a)                                655,397
    29,597   Hornbeck Offshore Services, Inc. (a)                     1,304,044
     8,678   Penn Virginia Corp.                                        574,310
    28,852   Rex Energy Corp. (a)                                       579,060
    16,705   T-3 Energy Services, Inc. (a)                              932,640
    21,474   Willbros Group, Inc. (a)                                   889,238
                                                                   ------------
                                                                      5,992,796
                                                                   ------------
             FINANCIALS - 32.2%
    12,808   Alexandria Real Estate Equities, Inc.                    1,379,550
    18,350   Ambac Financial Group, Inc.                                131,386
    77,462   American Equity Investment Life Holding Co.                711,876
    68,261   AmTrust Financial Services, Inc.                           959,750
   207,234   Anworth Mortgage Asset Corp.                             1,355,310

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 32.2% (CONTINUED)
   125,676   BGC Partners, Inc. - Class A                          $    828,205
    43,290   Calamos Asset Management, Inc. - Class A                   927,705
    71,790   Central Pacific Financial Corp.                            854,301
    39,250   Chimera Investment Corp.                                   249,238
    69,820   Colonial Bancgroup, Inc. (The)                             441,262
    66,055   Dime Community Bancshares                                1,084,623
    91,320   DuPont Fabros Technology, Inc.                           1,603,579
   108,318   E*TRADE Financial Corp. (a)                                346,618
    10,150   Entertainment Properties Trust                             550,841
    26,717   First Financial Bancorp                                    347,855
    72,892   First Horizon National Corp.                               818,577
    82,022   First Midwest Bancorp, Inc.                              1,835,652
   112,568   FirstMerit Corp.                                         2,278,376
    23,314   FPIC Insurance Group, Inc. (a)                           1,204,401
    40,395   Fulton Financial Corp.                                     430,611
    30,807   Hancock Holding Co.                                      1,511,083
    49,576   Hanover Insurance Group, Inc. (The)                      2,341,474
    14,892   Health Care REIT, Inc.                                     772,448
    35,391   International Bancshares Corp.                             914,503
    31,254   Investment Technology Group, Inc. (a)                    1,000,128
    46,087   KBW, Inc. (a)                                            1,361,410
   222,641   MFA Mortgage Investments, Inc.                           1,513,959
    13,463   Navigators Group, Inc. (a)                                 705,461
   135,942   NorthStar Realty Finance Corp.                             971,985
   112,526   Old National Bancorp                                     1,961,328
    41,684   PacWest Bancorp                                            945,393
    19,237   ProAssurance Corp. (a)                                   1,036,874
    82,378   RAIT Financial Trust                                       488,502
    80,399   Realty Income Corp.                                      2,064,646
    22,538   RLI Corp.                                                1,260,100
    42,376   Selective Insurance Group, Inc.                          1,022,957
    85,539   South Financial Group, Inc. (The)                          581,665
    13,841   StellarOne Corp.                                           232,390
    36,324   Susquehanna Bancshares, Inc.                               580,458
    58,443   Trustmark Corp.                                          1,121,521
    42,788   Washington Federal, Inc.                                   737,237
    42,298   Washington Real Estate Investment Trust                  1,495,234

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 32.2% (CONTINUED)
    20,972   World Acceptance Corp. (a)                            $    818,327
     7,186   Zions Bancorp                                              192,872
                                                                   ------------
                                                                     43,971,671
                                                                   ------------
             HEALTH CARE - 8.6%
    22,424   Alpharma, Inc. - Class A (a)                               800,537
    42,750   AmSurg Corp. (a)                                         1,158,953
    21,901   Invacare Corp.                                             556,942
    36,507   Kindred Healthcare, Inc. (a)                             1,129,162
    44,374   LifePoint Hospitals, Inc. (a)                            1,497,179
    34,366   Magellan Health Services, Inc. (a)                       1,496,983
    14,884   Owens & Minor, Inc.                                        686,450
    31,859   Perrigo Co.                                              1,114,746
     2,084   Sciele Pharma, Inc. (a)                                     40,159
    54,287   STERIS Corp.                                             1,996,133
    26,120   Varian, Inc. (a)                                         1,298,425
                                                                   ------------
                                                                     11,775,669
                                                                   ------------
             INDUSTRIALS - 10.4%
    21,690   Actuant Corp. - Class A                                    684,320
    14,400   A.O. Smith Corp.                                           592,848
    23,928   BE Aerospace, Inc. (a)                                     573,076
    34,377   Belden, Inc.                                             1,263,011
    27,847   Consolidated Graphics, Inc. (a)                          1,082,413
    56,789   Continental Airlines, Inc. (a)                             922,821
    29,353   Curtiss-Wright Corp.                                     1,581,246
    27,513   EMCOR Group, Inc. (a)                                      937,368
    27,655   Genesee & Wyoming, Inc. - Class A (a)                    1,189,442
   100,944   Geo Group, Inc. (The) (a)                                2,233,891
    74,566   IKON Office Solutions, Inc.                              1,290,737
    46,909   MasTec, Inc. (a)                                           662,355
    12,663   Moog, Inc. - Class A (a)                                   600,226
    17,923   Old Dominion Freight Line, Inc. (a)                        596,298
                                                                   ------------
                                                                     14,210,052
                                                                   ------------
             INFORMATION TECHNOLOGY - 14.6%
   160,797   ADC Telecommunications, Inc. (a)                         1,648,169
    85,236   Advanced Energy Industries, Inc. (a)                     1,374,857
   113,093   Arris Group, Inc. (a)                                    1,069,860
   611,712   Atmel Corp. (a)                                          2,563,073
    40,336   Benchmark Electronics, Inc. (a)                            665,141
    50,498   Diodes, Inc. (a)                                         1,201,347

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY - 14.6% (CONTINUED)
   130,831   Fairchild Semiconductor International, Inc. (a)       $  1,640,621
    64,242   Harris Stratex Networks, Inc. - Class A (a)                601,305
   126,163   Integrated Device Technology, Inc. (a)                   1,336,066
    49,856   Mentor Graphics Corp. (a)                                  608,243
    23,396   Open Text Corp. (a)                                        820,498
   101,321   Parametric Technology Corp. (a)                          2,034,526
    42,453   Plexus Corp. (a)                                         1,189,958
    53,191   Sybase, Inc. (a)                                         1,830,302
    84,973   Veeco Instruments, Inc. (a)                              1,428,396
                                                                   ------------
                                                                     20,012,362
                                                                   ------------
             MATERIALS - 4.2%
    65,342   H.B. Fuller Co.                                          1,703,466
    68,128   Myers Industries, Inc.                                     896,564
    23,051   Olin Corp.                                                 620,302
    48,619   Silgan Holdings, Inc.                                    2,544,718
                                                                   ------------
                                                                      5,765,050
                                                                   ------------
             TELECOMMUNICATIONS SERVICES - 1.5%
   307,126   Cincinnati Bell, Inc. (a)                                1,197,791
    54,023   Syniverse Holdings, Inc. (a)                               896,242
                                                                   ------------
                                                                      2,094,033
                                                                   ------------
             UTILITIES - 9.8%
    35,108   ALLETE, Inc.                                             1,482,260
    73,997   Cleco Corp.                                              1,865,464
    56,262   IDACORP, Inc.                                            1,676,608
    65,613   New Jersey Resources Corp.                               2,373,878
    40,249   Northwest Natural Gas Co.                                1,961,334
    59,697   PNM Resources, Inc.                                        703,828
    35,237   Portland General Electric Co.                              902,772
    85,173   Vectren Corp.                                            2,362,699
                                                                   ------------
                                                                     13,328,843
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $142,249,342)               $135,399,404
                                                                   ------------

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   MONEY MARKET FUNDS - 0.4%                                 VALUE
--------------------------------------------------------------------------------

   588,700   First American Treasury Obligations Fund -
               Class Y, 1.573% (b) (Cost $588,700)                 $    588,700
                                                                   ------------

             TOTAL INVESTMENT SECURITIES AT VALUE - 99.4%
               (Cost $142,838,042)                                 $135,988,104

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%               832,923
                                                                   ------------

             NET ASSETS - 100.0%                                   $136,821,027
                                                                   ============

(a)   Non-income producing security.
(b) Variable rate security. The coupon rate shown is the effective 7-day yield as of August 31, 2008.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2008 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
  At acquisition cost                                             $ 142,838,042
                                                                  =============
  At value (Note 1)                                               $ 135,988,104
Receivable for investment securities sold                               689,887
Receivable for capital shares sold                                      223,251
Dividends receivable                                                    209,356
Other assets                                                             31,340
                                                                  -------------
  TOTAL ASSETS                                                      137,141,938
                                                                  -------------

LIABILITIES
Payable for investment securities purchased                             133,049
Payable for capital shares redeemed                                      29,434
Payable to Advisor (Note 3)                                             111,233
Payable to Administrator (Note 3)                                        17,170
Accrued distribution and service plan fees (Note 3)                      17,476
Other accrued expenses                                                   12,549
                                                                  -------------
  TOTAL LIABILITIES                                                     320,911
                                                                  -------------

NET ASSETS                                                        $ 136,821,027
                                                                  =============

NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 164,009,524
Accumulated undistributed net investment income                         543,811
Accumulated net realized losses from security transactions          (20,882,370)
Net unrealized depreciation on investments                           (6,849,938)
                                                                  -------------
NET ASSETS                                                        $ 136,821,027
                                                                  =============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                           $  90,242,020
                                                                  =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                          4,266,440
                                                                  =============
Net asset value and offering price per share (a) (Note 1)         $       21.15
                                                                  =============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                           $  46,579,007
                                                                  =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                          2,194,490
                                                                  =============
Net asset value and offering price per share (a) (Note 1)         $       21.23
                                                                  =============

(a) Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (UNAUDITED)
==================================================================================
INVESTMENT INCOME
  Dividends                                                           $  1,518,287
  Interest                                                                     465
                                                                      ------------
    TOTAL INVESTMENT INCOME                                              1,518,752
                                                                      ------------

EXPENSES
  Investment advisory fees (Note 3)                                        691,253
  Distribution and service plan expense - Class R (Note 3)                 112,881
  Mutual fund services fees (Note 3)                                       103,896
  Custodian fees                                                            20,897
  Registration fees - Common                                                 9,212
  Registration fees - Class R                                                4,702
  Registration fees - Class I                                                  391
  Compliance service fees and expenses                                      12,411
  Trustees' fees and expenses                                               12,094
  Professional fees                                                         11,184
  Insurance expense                                                          7,278
  Other expenses                                                            12,952
                                                                      ------------
    TOTAL EXPENSES                                                         999,151
  Fees waived by the Advisor (Note 3)                                      (24,210)
                                                                      ------------
    NET EXPENSES                                                           974,941
                                                                      ------------

NET INVESTMENT INCOME                                                      543,811
                                                                      ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions                       (11,699,592)
  Net change in unrealized appreciation/depreciation on investments     12,743,438
                                                                      ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         1,043,846
                                                                      ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $  1,587,657
                                                                      ============

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                     FOR THE SIX
                                                                     MONTHS ENDED         YEAR
                                                                      AUGUST 31,         ENDED
                                                                         2008          FEBRUARY 29,
                                                                      (UNAUDITED)         2008
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                              $     543,811    $     267,222
  Net realized gains (losses) from security transactions               (11,699,592)         500,524
  Net change in unrealized appreciation/depreciation
    on investments                                                      12,743,438      (28,781,545)
                                                                     -------------    -------------
Net increase (decrease) in net assets from operations                    1,587,657      (28,013,799)
                                                                     -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income, Class R                                           --          (97,196)
  From net investment income, Class I                                           --         (170,027)
  From net realized gains on investments, Class R                               --       (8,140,822)
  From net realized gains on investments, Class I                               --       (4,379,330)
  Return of capital, Class R                                                    --          (63,830)
  Return of capital, Class I                                                    --          (97,469)
                                                                     -------------    -------------
Net decrease in net assets from distributions to shareholders                   --      (12,948,674)
                                                                     -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS R
  Proceeds from shares sold                                              9,425,720       32,454,999
  Reinvestment of distributions to shareholders                                 --        8,301,828
  Proceeds from redemption fees collected (Note 1)                             366           11,939
  Payments for shares redeemed                                         (11,939,248)     (39,284,170)
                                                                     -------------    -------------
Net increase (decrease) in net assets from Class R
  capital share transactions                                            (2,513,162)       1,484,596
                                                                     -------------    -------------

CLASS I
  Proceeds from shares sold                                              4,686,158        3,405,660
  Reinvestment of distributions to shareholders                                 --        3,729,195
  Proceeds from redemption fees collected (Note 1)                              --               30
  Payments for shares redeemed                                          (9,126,626)     (16,935,528)
                                                                     -------------    -------------
Net decrease in net assets from Class I capital share transactions      (4,440,468)      (9,800,643)
                                                                     -------------    -------------

TOTAL DECREASE IN NET ASSETS                                            (5,365,973)     (49,278,520)

NET ASSETS
  Beginning of period                                                  142,187,000      191,465,520
                                                                     -------------    -------------
  End of period                                                      $ 136,821,027    $ 142,187,000
                                                                     =============    =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                      $     543,811    $          --
                                                                     =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS R
  Shares sold                                                              456,621        1,221,303
  Shares issued in reinvestment of distributions to shareholders                --          349,870
  Shares redeemed                                                         (574,746)      (1,548,797)
                                                                     -------------    -------------
  Net increase (decrease) in shares outstanding                           (118,125)          22,376
  Shares outstanding, beginning of period                                4,384,565        4,362,189
                                                                     -------------    -------------
  Shares outstanding, end of period                                      4,266,440        4,384,565
                                                                     =============    =============

CLASS I
  Shares sold                                                              225,701          127,111
  Shares issued in reinvestment of distributions to shareholders                --          156,650
  Shares redeemed                                                         (437,619)        (654,603)
                                                                     -------------    -------------
  Net decrease in shares outstanding                                      (211,918)        (370,842)
  Shares outstanding, beginning of period                                2,406,408        2,777,250
                                                                     -------------    -------------
  Shares outstanding, end of period                                      2,194,490        2,406,408
                                                                     =============    =============

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS R
FINANCIAL HIGHLIGHTS
===============================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
-------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED           YEAR            YEAR            YEAR           PERIOD
                                                    AUGUST 31,       ENDED           ENDED           ENDED            ENDED
                                                      2008         FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                                   (UNAUDITED)        2008            2007            2006           2005 (a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             $    20.92      $    26.79      $    26.01      $    22.99      $    20.00
                                                   ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income (loss)                           0.07            0.03            0.03           (0.02)          (0.04)
  Net realized and unrealized gains (losses)
    on investments                                       0.16           (4.05)           2.18            3.84            3.03
                                                   ----------      ----------      ----------      ----------      ----------
Total from investment operations                         0.23           (4.02)           2.21            3.82            2.99
                                                   ----------      ----------      ----------      ----------      ----------
Less distributions:
  From net investment income                               --           (0.03)          (0.03)             --              --
  From net realized gains on investments                   --           (1.81)          (1.40)          (0.80)             --
  Return of capital                                        --           (0.01)             --              --              --
                                                   ----------      ----------      ----------      ----------      ----------
Total distributions                                        --           (1.85)          (1.43)          (0.80)             --
                                                   ----------      ----------      ----------      ----------      ----------

Proceeds from redemption fees collected (Note 1)         0.00(b)         0.00(b)         0.00(b)         0.00(b)         0.00(b)
                                                   ----------      ----------      ----------      ----------      ----------

Net asset value at end of period                   $    21.15      $    20.92      $    26.79      $    26.01      $    22.99
                                                   ==========      ==========      ==========      ==========      ==========

Total return (c)                                        1.10%(d)      (15.81%)          8.46%          16.98%          14.95%(d)
                                                   ==========      ==========      ==========      ==========      ==========

Net assets at end of period (000's)                $   90,242      $   91,731      $  116,883      $   44,708      $   15,887
                                                   ==========      ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets (e)         1.50%(f)        1.50%(g)        1.50%           1.49%           1.49%(f)

Ratio of net investment income (loss)
  to average net assets                                 0.69%(f)        0.06%(g)        0.08%          (0.13%)         (0.33%)(f)

Portfolio turnover rate                                   46%(d)          92%            106%            140%            187%(f)
-------------------------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.53%(f), 1.56%, 1.82% and 2.08%(f) for the periods ended August 31, 2008 and February 28, 2007, 2006 and 2005, respectively.

(f)   Annualized.

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.49% and the ratio of net investment income to average net assets would have been 0.07% for the year ended February 29, 2008.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS I
FINANCIAL HIGHLIGHTS
==============================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED           YEAR            YEAR           PERIOD
                                                   AUGUST 31,        ENDED           ENDED            ENDED
                                                      2008         FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                                   (UNAUDITED)        2008            2007           2006 (a)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             $    20.97      $    26.85      $    26.04      $    23.42
                                                   ----------      ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income                                  0.10            0.07            0.08            0.02
  Net realized and unrealized gains (losses)
    on investments                                       0.16           (4.03)           2.20            3.42
                                                   ----------      ----------      ----------      ----------
Total from investment operations                         0.26           (3.96)           2.28            3.44
                                                   ----------      ----------      ----------      ----------
Less distributions:
  From net investment income                               --           (0.07)          (0.07)          (0.02)
  From net realized gains on investments                   --           (1.81)          (1.40)          (0.80)
  Return of capital                                        --           (0.04)             --              --
                                                   ----------      ----------      ----------      ----------
Total distributions                                        --           (1.92)          (1.47)          (0.82)
                                                   ----------      ----------      ----------      ----------

Proceeds from redemption fees collected (Note 1)           --            0.00(b)           --              --
                                                   ----------      ----------      ----------      ----------

Net asset value at end of period                   $    21.23      $    20.97      $    26.85      $    26.04
                                                   ==========      ==========      ==========      ==========

Total return (c)                                        1.24%(d)      (15.57%)          8.72%          15.03%(d)
                                                   ==========      ==========      ==========      ==========

Net assets at end of period (000's)                $   46,579      $   50,456      $   74,583      $   29,328
                                                   ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets (e)         1.24%(f)        1.25%(g)        1.25%           1.25%(f)

Ratio of net investment income
  to average net assets                                 0.94%(f)        0.31%(g)        0.33%           0.12%(f)

Portfolio turnover rate                                   46%(d)          92%            106%            140%
--------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (July 7, 2005) through February 28, 2006.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.27%(f), 1.31% and 1.58%(f) for the periods ended August 31, 2008 and February 28, 2007 and 2006, respectively.

(f)   Annualized.

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.24% and the ratio of net investment income to average net assets would have been 0.32% for the year ended February 29, 2008.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Veracity Small Cap Value Fund (the "Fund") is a diversified series of Veracity Funds (the "Trust"), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003. The public offering of Class R shares and Class I shares commenced on March 30, 2004 and July 7, 2005, respectively.

      The investment objective of the Fund is long-term capital growth.

      The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and required investment minimums. Class R shares are subject to a distribution (12b-1) fee at the annual rate of 0.25% of the Fund's average daily net assets allocable to Class R shares and require a $25,000 initial investment, whereas Class I shares are not subject to any distribution fees and require a $250,000 initial investment.

      SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the "Advisor") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standard ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of August 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

      SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding. The offering

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      price and redemption price per share is equal to the net asset value per share, except that shares of each class are subject to a redemption fee of 2% if redeemed within 30 days of purchase. During the periods ended August 31, 2008 and February 29, 2008, proceeds from redemption fees totaled $366 and $11,939, respectively, for Class R shares and $0 and $30, respectively, for Class I shares.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

      DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended August 31, 2008 and February 29, 2008 was as follows:

                           ORDINARY      LONG-TERM     RETURN OF      TOTAL
      PERIODS ENDED         INCOME     CAPITAL GAINS    CAPITAL    DISTRIBUTIONS
      -----------------  ------------- ------------- ------------- -------------

      CLASS R

      August 31, 2008     $        --   $        --   $        --   $        --

      February 29, 2008   $ 7,084,700   $ 1,153,318   $    63,830   $ 8,301,848

      CLASS I

      August 31, 2008     $        --   $        --   $        --   $        --

      February 29, 2008   $ 3,928,933   $   620,424   $    97,469   $ 4,646,826

      ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of August 31, 2008:

            Cost of portfolio investments             $ 146,246,212
                                                      =============
            Gross unrealized appreciation             $   9,949,581
            Gross unrealized depreciation               (20,207,689)
                                                      -------------
            Net unrealized depreciation               $ (10,258,108)
            Accumulated ordinary income                     543,811
            Post-October losses                          (4,016,606)
            Other losses                                (13,457,594)
                                                      -------------
            Accumulated deficit                       $ (27,188,497)
                                                      =============

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

      The Fund had net realized capital losses of $4,016,606 during the period November 1, 2007 through February 29, 2008, which are treated for federal income tax purposes as arising during the Fund's tax year ending February 28, 2009. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      statements. The statute of limitation on the Fund's tax returns remains open for the years February 28, 2006 through February 29, 2008.

      CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.    INVESTMENT TRANSACTIONS

      During the six months ended August 31, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $61,764,530 and $64,449,947, respectively.

3.    TRANSACTIONS WITH AFFILIATES

      Certain Trustees and officers of the Trust are affiliated with the Advisor, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

      INVESTMENT ADVISORY AGREEMENT
      Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has agreed to reduce its advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's total annual expense ratio at no greater than 1.50% for Class R shares and 1.25% for Class I shares. This contractual obligation expires on June 30, 2009. As of August 31, 2008, the amount of advisory fees payable to the Advisor is $111,233.

      The Advisor may recover advisory fee reductions and/or expense reimbursements on behalf of the Fund, but only for a period of three years after the fee reduction and/or expense reimbursement, and only if such recovery will not cause the Fund's expense ratio with respect to Class R and Class I shares to exceed 1.50% and 1.25%, respectively. As of August 31, 2008, the amount available for recovery by the Advisor is $181,667 and the Advisor may recover a portion of such amounts no later than the dates as stated below:

            February 28, 2009      February 28, 2010      August 31, 2011
                 $ 67,366               $ 90,091              $ 24,210

      MUTUAL FUND SERVICES AGREEMENT
      Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets, subject to a minimum monthly fee of $6,500. In addition, the Fund pays out-of-pocket

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities.

      SERVICE PLAN AND AGREEMENT
      The Trust has adopted a Service Plan and Agreement (the "Plan") for Class R shares, pursuant to which the Fund pays the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class R shares. The Advisor, in turn, may pay such fees to third parties for eligible services provided by those parties to Class R shareholders.

      DISTRIBUTION AGREEMENT
      Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the six months ended August 31, 2008, UFD received $3,000 for its services under the Distribution Agreement.

      COMPLIANCE CONSULTING AGREEMENT
      Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust's Chief Compliance Officer as required by Rule 38a-1 under the Investment Company Act of 1940. For these services, Drake receives $2,000 per month from the Fund. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

      PRINCIPAL HOLDERS OF FUND SHARES
      As of August 31, 2008, AST Capital Trust Company, P.O. Box 52129, Phoenix, AZ 85072, and National Financial Services, LLC, One World Financial Center, New York, NY 10281, owned of record 30% and 22%, respectively, of the Fund's outstanding Class R shares.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2008) and held until the end of the period (August 31, 2008).

The tables that follow illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads. However, a redemption fee of 2% is applied on the sale of shares (sold within 30 days of the date of their purchase) and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

CLASS R
------------------------------------------------------------------------------------------
                                      Beginning              Ending
                                    Account Value        Account Value      Expenses Paid
                                    March 1, 2008        Aug. 31, 2008      During Period*
------------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00            $ 1,011.00           $7.58
------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00            $ 1,017.60           $7.61
------------------------------------------------------------------------------------------

* Expenses are equal to Class R's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CLASS I
------------------------------------------------------------------------------------------
                                      Beginning              Ending
                                    Account Value        Account Value      Expenses Paid
                                    March 1, 2008        Aug. 31, 2008      During Period*
------------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00            $ 1,012.40           $6.27
------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
      (before expenses)               $1,000.00            $ 1,018.90           $6.29
------------------------------------------------------------------------------------------

* Expenses are equal to Class I's annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-896-9292. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-(800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Matthew G. Bevin
                              --------------------------------------------------
                                    Matthew G. Bevin, President

Date          November 4, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Matthew G. Bevin
                              --------------------------------------------------
                                    Matthew G. Bevin, President

Date          November 4, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          November 4, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.